Income Taxes Deferred Tax Assets Table (Details) - Orbitz - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Deferred income taxes, non-current	$ 135,095	$ 135,807
Current [Member]
Deferred Tax Assets, Accrued Liabilities And Deferred Income		2,185
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Allowance for Doubtful Accounts		314
Deferred Tax Liabilities, Prepaid Expenses		(2,069)
Deferred Tax Assets Tax Sharing Liability		6,295
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Reserves		4,283
Deferred Tax Assets, Valuation Allowance, Current		(509)
Deferred Tax Assets, Net of Valuation Allowance, Current		10,499
Noncurrent [Member]
Deferred Tax Assets, Accrued Liabilities And Deferred Income		6,995
Deferred Tax Assets Tax Sharing Liability		22,571
Deferred Tax Assets, Other		8,818
Deferred Tax Assets, Operating Loss Carryforwards, Domestic		46,431
Deferred Tax Assets, Operating Loss Carryforwards, Foreign		93,244
Deferred Tax Assets, Property, Plant and Equipment		66,462
Deferred Tax Assets, Valuation Allowance, Noncurrent		(108,714)
Deferred income taxes, non-current		$ 135,807